BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
BENEFIT PLANS [Abstract]
Schedule of Accumulated and Projected Benefit Obligations
The following tables set forth the projected benefit obligation, the fair value of assets of the plan and funded status of the defined benefit pension plan as reflected in the consolidated balance sheets:

	At December 31,
	2012	2011
	(in thousands)
Reconciliation of projected benefit obligation
Benefit obligation at beginning of year	$8,045	$5,837
Service cost	736	565
Interest cost	360	328
Actuarial loss	339	1,411
Amendments	—	—
Benefits paid	(540)	(96)
Benefit obligation at end of year	$8,940	$8,045

Reconciliation of fair value of assets
Fair value of plan assets at beginning of year	$8,006	$7,761
Actual return on plan assets	801	(145)
Employer contribution	1,500	486
Benefits paid	(540)	(96)
Fair value of plan assets at end of year	$9,767	$8,006
Funded status at end of year	$827	$(39)
	For the year ended December 31,
	2012	2011
	(in thousands)
Components of net periodic benefit cost
Service cost	$736	$565
Interest cost	360	328
Expected return on plan assets	(644)	(619)
Amortization of prior service cost	2	2
Recognized net actuarial loss	283	115
Net periodic benefit cost	$737	$391

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
The following table sets forth the amounts recognized in accumulated other comprehensive income for the years ended:

	At December 31,
	2012	2011
	(in thousands)

Net loss	$(4,270)	$(4,372)
Prior service cost	(27)	(28)
Total	$(4,297)	$(4,400)

Weighted-average Assumptions Used to Determine Benefit Obligations and Net Benefit Costs
	At December 31,
	2012	2011

Weighted-average assumptions used to determine benefit obligations:
Discount rate	4.00%	4.50%
Rate of compensation increase	3.00%	4.00%

	For the year ended December 31,
	2012	2011

Weighted-average assumptions used to determine net benefit costs:
Discount rate	4.50%	5.75%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	4.00%	4.00%

Summary of Estimated Future Benefits Payments	Estimated future benefits payments are as follows:
Year ending December 31,	Amount
(in thousands)
2013	$125
2014	213
2015	239
2016	275
2017	278
2018-2022	1,864

Schedule of Plan Assets at Fair Value
The following table sets forth by level, within the fair value hierarchy, the plan's financial assets at fair value as of December 31, 2012:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2012
	(in thousands)
Assets
Collective investment trust funds	$—	$9,767	$—	$9,767
Total plan assets at fair value	$—	$9,767	$—	$9,767

The following table sets forth by level, within the fair value hierarchy, the plan's financial assets at fair value as of December 31, 2011:

				Balance as of
	Fair value hierarchy levels			December 31,
	Level 1	Level 2	Level 3	2011
	(in thousands)
Assets
Collective investment trust funds	$—	$8,006	$—	$8,006
Total plan assets at fair value	$—	$8,006	$—	$8,006

Schedule of Weighted-average Allocation of Plan Assets	The plan's weighted-average asset allocations by asset category are as follows:
	Percentage of plan assets at December 31,
	2012	2011
Asset Category
Mutual funds	100.00%	100.00%
Total	100.00%	100.00%

Summary Disclosure of ESOP Plan
The Company has an internally leveraged ESOP for eligible employees who have completed six months of service with the Company or its subsidiaries. The ESOP borrowed $4.2 million from the Company in 1996 to purchase 423,200 newly issued shares of common stock. Any dividends received by the ESOP will be used to pay debt service. The Company makes discretionary contributions to the ESOP in order to service the ESOP's debt if necessary. The ESOP shares are pledged as collateral for its debt. As the debt is repaid, shares are released from collateral based on the proportion of debt service paid in the year and allocated to qualifying employees. The Company reports compensation expense in the amount equal to the fair value of shares allocated from the ESOP to employees less dividends received on the allocated shares in the plan used for debt service. The allocated shares are included in outstanding shares for earnings per share computations. ESOP compensation expense included in stock-based compensation totaled $286,000 and $222,000 for the years ended December 31, 2012 and 2011, respectively.

	At December 31,
	2012	2011

Allocated shares	184,000	177,000
Unreleased shares	103,000	115,000
Total ESOP shares	287,000	292,000
Fair value of unreleased shares (in thousands)	$2,446	$2,615

Summary Status of Stock Option Plan
A summary of the status of the Company's stock option plans as of December 31, 2012 and 2011, and changes for each of the years in the periods then ended, is as follows:

	2012		2011
	Number of shares	Weighted average exercise price per share	Number of shares	Weighted average exercise price per share

Outstanding at beginning of year	109,765	$24.41	126,257	$24.04
Options granted	—	—	—	—
Options exercised	(315)	19.67	(10,916)	19.33
Options forfeited	(1,904)	28.59	(3,370)	26.10
Options expired	(18,267)	25.68	(2,206)	25.44
Outstanding at end of year	89,279	24.08	109,765	24.41
Options exercisable	80,652	$24.55	92,328	$25.31

Summary of Stock Options Outstanding

 The following table summarizes information about stock options outstanding at December 31, 2012:

	Options outstanding			Options exercisable
Range of exercise prices	Number	Weighted average remaining contractual life (years)	Weighted average exercise price	Number	Weighted average exercise price
$19.67 - 28.42	73,126	2.16	$22.21	64,499	$22.55
$28.43 - 32.51	16,153	0.96	32.51	16,153	32.51
89,279	2.60	24.08	80,652	24.55

Summary of Aggregate Intrinsic Value of Options and Cash Receipts From Option Exercises
The following table reflects information on the aggregate intrinsic value of options as well as cash receipts from option exercises:

	For the year ended December 31,
	2012	2011
	(in thousands)
Aggregate intrinsic value of
Options outstanding	$179	$133
Options exercisable	144	80
Options exercised	1	30
Cash receipts	7	211

Summary of Stock-based Compensation Expense
The following table provides information regarding the Company's stock-based compensation expense associated with stock options and grants:

	For the year ended December 31,
	2012	2011
	(in thousands)
Stock-based compensation expense
Director fees	$149	$69
Stock grant expense	—	13
Stock option expense	27	32
Total stock-based compensation expense	$176	$114

Summary of Changes in Non-vested Restricted Stock
The table below summarizes the changes in non-vested restricted stock for the year ended December 31, 2011. There were no stock grants during 2012.

	2011
	Number of shares	Weighted average grant price per share

Total non-vested restricted stock grants at January 1, 2011	700	$19.67
Restricted stock grant	—	—
Vesting of restricted stock	(700)	19.67
Forfeitures of restricted stock	—	—
Total non-vested restricted stock grants at December 31, 2011	—	$—